Note 10 - Capital stock	12 Months Ended
Nov. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]
10.	Capital stock

Authorized, issued and outstanding

(a)
The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2011 the Company has 15,908,444 (2010 – 10,907,054) common shares issued and outstanding, and no preference shares issued and outstanding.

A company (“Odidi Holdco”) owned by two officers and directors of IPC owns 5,997,751 (2010 - 5,997,751) common shares or approximately 38% (2010 – 55%) of IPC.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Common shares of the Company are entitled to receive, as and when declared by the board of the Company, dividends in such amounts as shall be determined by the board of the Company. The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

The Company was able to negotiate certain reduced stock issuance costs in connection with becoming a publicly traded company in 2009. The estimate used in preparation of the November 30, 2009 financial statements was higher than the amount eventually paid during the second quarter of fiscal 2010, which resulted in an adjustment of $54,454 in the statement of shareholders’ equity (deficiency) for the year ended November 30, 2010. In addition as described in Note 11, the Company issued an additional 32,722 broker options related to this transaction.

The fair value of these stock options using the Black-Scholes options pricing model was less than the estimated fair value of these stock options recorded in the 2009 year end financial statements which resulted in a further adjustment of $13,874 for the year ended November 30, 2010. These adjustments have been recorded as credits to additional paid in capital.

As described in Note 2(a) the comparative share information has been amended to give effect of the transaction described in Note 1.

(b)
As a result of the transactions, as described in Note 1, effective October 22, 2009 former shareholders of IPC Ltd. owned approximately 86% of the outstanding common shares of IPC and former shareholders of Vasogen owned approximately 14% of the outstanding common shares of IPC. Each former Vasogen Inc. shareholder received 0.065963061 common shares of IPC, and each former equity shareholder of IPC Ltd. and its operating affiliate IPC Corp. received 0.552788117 common shares of IPC, for each share they exchanged in the transaction.

As at December 31, 2008, IPC Ltd. had 3,329,965 common shares issued and outstanding (6,023,944 prior to exchange as described above). In connection with the October 2009 transaction IPC Ltd. issued an additional 52,356 common shares to a broker before all of the common shares outstanding of IPC Ltd. were converted to common shares in the Company. As a result of the transactions, as described in Note 1, effective October 22, 2009 these shares were cancelled and the holders of these shares received shares in the Company.

As at December 31, 2008, IPC Ltd. had 5,997,751 Special Voting Shares issued and outstanding (10,850,000 prior to exchange as described above). The Special Voting Shares outstanding in IPC Ltd. gave their holders voting rights on a one vote per share basis. The Special Voting Shares had no right to dividends or distributions from IPC Ltd. and had no equity interest in IPC Ltd. These Special Voting Shares were all owned by a company controlled by two officers and directors of the Company ("Odidi Holdco"). As a result of the transactions, as described in Note 1, effective October 22, 2009 these non-equity shares were cancelled and the holders of these shares received no shares in the Company. As a result of the transactions described in Note 1 effective October 22, 2009 the 5,997,751 (10,850,000 prior to exchange described above) equity shares owned by Odidi Holdco, were exchanged for common shares in the Company.

(c)
On February 1, 2011, the Company completed a private offering for the sale and issuance of 4,800,000 units of the Company. Each unit consisted of one share of common stock, a five year Series A common share purchase warrant to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and a two year Series B common share purchase warrant to purchase one half of a share of common stock at an exercise price of $2.50 per whole share for gross proceeds of $12,000,000.   The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per whole share. The holders of Series A and Series B common share purchase warrants and placement agents warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between market price of common share and the exercise price divided by the market price. Under U.S. GAAP where the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. Also under U.S. GAAP, warrants with the cashless exercise option satisfying the explicit net settlement criteria are considered a derivative liability.

The Series A, Series B common share purchase warrants and placement agents warrants are denominated in U.S. dollars and IPC’s functional currency is Cdn dollars. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative has been subsequently marked to market through statement of operations.

The Company incurred financing expenses of $2,357,732, which includes placement agent warrants with a fair value of $229,005 and $655,582 as the cost of the private offering.

The Company determined that the fair value of the warrant liability at issuance to be $12,655,582 based upon a Black-Scholes Options Pricing Model calculation (Note 14). The Company recorded the full value of the derivative as a liability at issuance with an offset to valuation discount. As the fair value of the liability of $12,655,582 exceeded the proceeds of $12,000,000, the excess of the liability over the proceeds amount of $655,582 was considered to be a cost of the private offering, which was included in the financing expenses.